Significant Accounting Policies - Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 24,500
Issuances	28,300	24,500
Adjustments to estimated fair value	76,600
Ending Balance	$ 129,400	$ 24,500